SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net change in non-cash working capital items:
Inventory	$ (405,000)	$ 1,802,000
Prepaid expenses and other assets	(199,000)	144,000
Taxes recoverable	1,676,000	(743,000)
Taxes payable	(7,000)	(46,000)
Accounts payable and accrued liabilities	194,000	(1,545,000)
Amounts receivable	2,000	317,000
Other liabilities	0	(178,000)
Amounts due to related parties	25,000	(25,000)
Net change in non-cash working capital	$ 1,284,000	$ (274,000)